Note 44 (Tables)	6 Months Ended
Jun. 30, 2022
Related party transactions [abstract]
Balances arising from transactions with entities of the group [Table Text Block]
The balances of the main captions in the accompanying condensed consolidated balance sheets arising from the transactions carried out by the BBVA Group with associates and joint venture entities accounted for using the equity method are as follows:

Balances arising from transactions with entities of the Group (Millions of Euros)
	June 2022	December 2021
Assets
Loans and advances to credit institutions	—	9
Loans and advances to customers	2,125	2,031
Debt securities	8	7
Liabilities
Deposits from credit institutions	2	1
Customer deposits	202	296
Memorandum accounts
Financial guarantees given	156	154
Other commitments given	756	1,056
Loan commitments given	11	11

Balances of consolidated income statement arising from transactions with entities of the group [Table Text Block]
The balances of the main aggregates in the accompanying condensed consolidated income statements resulting from transactions with associates and joint venture entities are as follows:

Balances of consolidated income statement arising from transactions with entities of the Group (Millions of Euros)
	June 2022	June 2021
Income statement
Interest and other income	10	9
Fee and commission income	3	4
Fee and commission expense	18	12

Transactions with members of the Board of Directors and Senior Management [Table Text Block]
The amount and nature of the main transactions carried out with members of the Board of Directors and Senior Management of the Bank, or their respective related parties, are shown below.

Balance (thousands of Euros)
	30th June 2022				31st December 2021
	Directors	Related parties of Directors	Senior Management (*)	Related parties of Senior Management	Directors	Related parties of Directors	Senior Management (*)	Related parties of Senior Management
Loans and credits	774	2,018	6,425	786	765	207	5,419	573
Bank guarantees	—	—	10	—	—	—	10	—
Business credit	—	—	—	—	—	—	—	—
(*) Excluding executive directors